Derivatives Instruments (Concentration Risk) (Details) - Credit Concentration Risk - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,900,000	$ 1,300,000
Receivables, net | Other accounts receivable
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 585,000	$ 329,000
% of total exposure	0.25%	0.20%
Receivables, net | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 507,000	$ 305,000
% of total exposure	0.21%	0.19%
Receivables, net | Receivables
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,982,000	$ 1,330,000
% of total exposure	0.83%	0.82%
Receivables, net | Credit rating of A- or above | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 125,000	$ 66,000
% of total exposure	0.05%	0.04%
Receivables, net | Credit rating of BBB- to BBB+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 75,000	$ 107,000
% of total exposure	0.03%	0.07%
Receivables, net | Not rated | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 307,000	$ 132,000
% of total exposure	0.13%	0.08%
Derivative Instruments (current and long-term) | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 396,000	$ 301,000
% of total exposure	0.17%	0.18%
Derivative Instruments (current and long-term) | Receivables and Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 2,378,000	$ 1,631,000
% of total exposure	1.00%	1.00%
Derivative Instruments (current and long-term) | Credit rating of A- or above | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 202,000	$ 155,000
% of total exposure	0.09%	0.09%
Derivative Instruments (current and long-term) | Credit rating of BBB- to BBB+ | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 8,000	$ 22,000
% of total exposure		0.01%
Derivative Instruments (current and long-term) | Not rated | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 186,000	$ 124,000
% of total exposure	0.08%	0.08%
Regulated utilities | Receivables, net
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 890,000	$ 696,000
% of total exposure	0.37%	0.43%
Regulated utilities | Receivables, net | Residential
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 455,000	$ 384,000
% of total exposure	0.19%	0.24%
Regulated utilities | Receivables, net | Commercial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 192,000	$ 167,000
% of total exposure	0.08%	0.10%
Regulated utilities | Receivables, net | Industrial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 121,000	$ 54,000
% of total exposure	0.05%	0.03%
Regulated utilities | Receivables, net | Other
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 122,000	$ 91,000
% of total exposure	0.05%	0.06%